Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2018
Registrant Name	Goehring & Rozencwajg Investment Funds
Central Index Key	0001680255
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Sep. 28, 2018
Prospectus Date	Sep. 28, 2018